Accumulated Other Comprehensive Income (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Equity [Abstract]
Currency Translation Adjustment, Beginning Balance	$ 193		$ 159		$ 182
Currency Translation Adjustments, Period change	(27)		34		(23)
Currency Translation Adjustment, Ending Balance	166		193		159
Net Unrealized Gains (Losses) on Cash Flow Hedges, Beginning Balance	0		(13)		(46)
Net Unrealized Gains (Losses) on Cash Flow Hedges, Period change	1		13		33
Net Unrealized Gains (Losses) on Cash Flow Hedges, Ending Balance	1		0		(13)
Net Unrealized Gains (Losses) on Available- For-Sale Securities, Beginning Balance	2		2		0
Net Unrealized Gains (Losses) on Available- For-Sale Securities, Period change	0		2		2
Net Unrealized Gains (Losses) on Available- For-Sale Securities, Ending Balance	2		2		2
Minimum Pension Liability Adjustment, Beginning Balance	(85)	[1]	(70)	[1]	(44)	[1]
Minimum Pension Liability Adjustment, Period change	33	[1]	(15)	[1]	(26)	[1]
Minimum Pension Liability Adjustment, Ending Balance	(52)	[1]	(85)	[1]	(70)	[1]
Accumulated Other Comprehensive Income (Loss), Beginning Balance	110		78		92
Accumulated Other Comprehensive Income (Loss), Period change	7		32		(14)
Accumulated Other Comprehensive Income (Loss), Ending Balance	$ 117		$ 110		$ 78

[1]	For the year ended December 31, 2013, $15 million ($9 million, net of tax) was reclassified from accumulated other comprehensive income into selling, general and administrative expenses.